Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Nvni Group Limited
Entity Central Index Key	0001965143
Entity File Number	001-41823
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Nov. 16, 2022
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	P.O. Box 10008, Pavilion East
Entity Address, Address Line Two	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1001
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	10,032,710
Ordinary shares, par value $0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	NVNI
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares, each whole warrant exercisable for one ordinary share at an exercise price of $11.50
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares, each whole warrant exercisable for one ordinary share at an exercise price of $11.50
Trading Symbol	NVNIW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Pierre Schurmann
Contact Personnel Email Address	p@nuvini.com.br
Entity Address, Address Line One	P.O. Box 10008, Pavilion East
Entity Address, Address Line Two	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1001
Entity Phone Fax Numbers [Line Items]
City Area Code	+55 11
Local Phone Number	5642-3370